Basis of presentation and accounting policies (Detail Textuals) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Airport $ / shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Disclosure of subsidiaries [line items]
Percentage of total trade receivables as increase in estimate of losses for uncollectable	2.60%
Recognized a translation loss | $	$ 25.6	$ 44.3	$ 170.9
Number of airports | Airport	52
Number of shares authorised | shares		20,000	20,000
Nominal value of shares authorised | $ / shares	$ 1	$ 1	$ 1
Value of shares authorised | $	$ 1,500.0
Percentage of entity's revenue assigned to Government	15.00%
Percentage of entity's revenue assigned to investments commitments	2.50%
Top of range
Disclosure of subsidiaries [line items]
Percentage of construction or upgrade costs plus a reasonable margin	3.00%
Bottom of range
Disclosure of subsidiaries [line items]
Percentage of construction or upgrade costs plus a reasonable margin	5.00%
Aeropuertos Argentina 2000 S.A.("AA2000")
Disclosure of subsidiaries [line items]
Percentage of direct interest of Cedicor S.A. in AA2000, acquired by Cedicor S.A. in 2011	9.35%
Number of airports | Airport	34